UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09993

Cohen & Steers Advantage Income Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

		Number
		of Shares	Value
COMMON STOCK	115.3%
CLOSED-END INVESTMENT COMPANY	0.7%
ProLogis European Properties (Netherlands)		250,100	$4,661,951

DIVERSIFIED	14.7%
Colonial Properties Trust		474,400	22,681,064
Entertainment Properties Trust		155,600	7,674,192
iStar Financial		348,800	14,544,960
Lexington Corporate Properties Trust		102,400	2,168,832
Spirit Finance Corp.		701,300	8,142,093
Vornado Realty Trust		409,900	44,679,100
			99,890,241

HEALTH CARE	19.7%
Health Care Property Investors		915,700	28,432,485
Health Care REIT		379,500	15,183,795
Healthcare Realty Trust		128,900	4,951,049
Medical Properties Trust		137,300	1,838,447
Nationwide Health Properties		774,500	20,710,130
Senior Housing Properties Trust		437,200	9,329,848
Ventas		1,382,400	53,277,696
			133,723,450

HOTEL	5.6%
Ashford Hospitality Trust		504,600	6,019,878
DiamondRock Hospitality Co.		504,800	8,384,728
Hospitality Properties Trust		312,900	14,768,880
Strategic Hotels & Resorts		450,100	8,947,988
			38,121,474

INDUSTRIAL	2.2%
First Industrial Realty Trust		294,900	12,975,600
ING Industrial Fund (Australia)		987,926	1,737,670
			14,713,270
MORTGAGE	4.3%
Gramercy Capital Corp.		535,000	13,487,350
Newcastle Investment Corp.		557,737	15,287,571
			28,774,921

		Number
		of Shares	Value

OFFICE	26.2%
American Financial Realty Trust		381,300	$4,255,308
Brandywine Realty Trust		1,176,856	38,306,663
Equity Office Properties Trust		1,136,000	45,167,360
Highwoods Properties		393,300	14,634,693
HRPT Properties Trust		631,700	7,548,815
Mack-Cali Realty Corp.		726,200	37,617,160
Maguire Properties		398,800	16,247,112
Parkway Properties		89,900	4,179,451
Reckson Associates Realty Corp.		226,600	9,698,480
			177,655,042

OFFICE/INDUSTRIAL	7.0%
Duke Realty Corp.		406,500	15,182,775
Liberty Property Trust		678,700	32,435,073
			47,617,848

RESIDENTIAL—APARTMENT	20.7%
American Campus Communities		276,158	7,044,791
Apartment Investment & Management Co.		156,500	8,515,165
Archstone-Smith Trust		503,152	27,391,595
AvalonBay Communities		179,400	21,599,760
Camden Property Trust		228,600	17,375,886
Education Realty Trust		337,800	4,985,928
GMH Communities Trust		397,000	5,010,140
Home Properties		391,700	22,389,572
Mid-America Apartment Communities		182,300	11,160,406
United Dominion Realty Trust		500,000	15,100,000
			140,573,243

SELF STORAGE	6.1%
Extra Space Storage		284,600	4,926,426
Public Storage—Series A		802,400	21,921,568
Sovran Self Storage		125,200	6,954,860
U-Store-It Trust		340,000	7,296,400
			41,099,254

		Number
		of Shares	Value

SHOPPING CENTER	8.1%
COMMUNITY CENTER	1.7%
Cedar Shopping Centers		468,100	$7,569,177
Inland Real Estate Corp.		220,500	3,863,160
			11,432,337

REGIONAL MALL	6.4%
Glimcher Realty Trust		494,600	12,256,188
Macerich Co.		358,100	27,344,516
Pennsylvania REIT		91,104	3,878,297
			43,479,001
TOTAL SHOPPING CENTER			54,911,338
TOTAL COMMON STOCK (Identified cost—$480,902,397)			781,742,032

PREFERRED STOCK	26.3%
DIVERSIFIED	3.6%
Capital Lease Funding, 8.125%, Series A		23,300	583,665
Crescent Real Estate Equities Co., 6.75%, Series A (Convertible)		339,300	7,437,456
Digital Realty Trust, 8.50%, Series A		65,900	1,710,105
Digital Realty Trust, 7.875%, Series B		35,500	900,280
Duke Realty Corp., 6.625%, Series J		23,400	578,682
Duke Realty Corp., 7.25%, Series N		130,000	3,360,500
Entertainment Properties Trust, 9.50%, Series A		50,000	1,280,000
Entertainment Properties Trust, 7.75%, Series B		84,900	2,115,708
iStar Financial, 8.00%, Series D		111,000	2,839,380
iStar Financial, 7.80%, Series F		36,800	941,344
iStar Financial, 7.65%, Series G		75,300	1,903,207
iStar Financial, 7.50%, Series I		38,000	954,180
			24,604,507

HEALTH CARE	4.0%
Health Care REIT, 7.625%, Series F		114,900	2,954,079
Nationwide Health Properties, 7.677%, Series A		221,000	22,343,100
Windrose Medical Properties Trust, 7.50%, Series A		70,000	1,960,000
			27,257,179

		Number
		of Shares	Value

HOTEL	3.0%
Eagle Hospitality Trust, 8.25%, Series A		54,300	$1,393,338
FelCor Lodging Trust, $1.95, Series A (Convertible)		22,700	565,457
Host Hotels & Resorts, 8.875%, Series E		10,000	264,700
Innkeepers USA Trust, 8.00%, Series C		56,000	1,417,920
LaSalle Hotel Properties, 10.25%, Series A		200,000	5,124,000
Strategic Hotels & Resorts, 8.50%, Series A		10,000	253,750
Strategic Hotels & Resorts, 8.50%, Series A, 144A (a)		87,900	2,230,463
Strategic Hotels & Resorts, 8.25%, Series B		33,000	859,650
Strategic Hotels & Resorts, 8.25%, Series C		146,000	3,744,900
Sunstone Hotel Investors, 8.00%, Series A		173,900	4,417,060
			20,271,238

INDUSTRIAL	0.2%
EastGroup Properties, 7.95%, Series D		35,000	901,250

MORTGAGE	0.1%
Newcastle Investment Corp., 8.05%, Series C		30,000	754,500

OFFICE	6.2%
Alexandria Real Estate Equities, 9.10%, Series B		53,900	1,365,826
Brandywine Realty Trust, 7.50%, Series C		27,900	701,685
Brandywine Realty Trust, 7.375%, Series D		86,700	2,179,204
Corporate Office Properties Trust, 7.625%, Series J		142,100	3,694,600
Cousins Properties, 7.50%, Series B		140,000	3,558,800
Highwoods Properties, 8.625%, Series A		18,550	18,921,000
HRPT Properties Trust, 8.75%, Series B		128,000	3,315,200
HRPT Properties Trust, 7.125%, Series C		80,000	2,044,800
Kilroy Realty Corp., 7.50%, Series F		16,000	405,760
Maguire Properties, 7.625%, Series A		90,200	2,224,332
SL Green Realty Corp., 7.625%, Series C		89,800	2,272,838
SL Green Realty Corp., 7.875%, Series D		59,700	1,521,753
			42,205,798

OFFICE/INDUSTRIAL	0.9%
PS Business Parks, 7.00%, Series H		70,000	1,750,000
PS Business Parks, 7.38%, Series O		175,000	4,445,000
			6,195,000

		Number
		of Shares	Value

RESIDENTIAL	1.3%
APARTMENT	1.2%
Apartment Investment & Management Co., 9.375%, Series G		52,800	$1,400,256
Apartment Investment & Management Co., 7.75%, Series U		101,300	2,569,981
Associated Estates Realty Corp., 8.70%, Series B		60,800	1,588,704
Mid-America Apartment Communities, 8.30%, Series H		103,600	2,642,836
			8,201,777

MANUFACTURED HOME	0.1%
American Land Lease, 7.75%, Series A		15,000	375,000
TOTAL RESIDENTIAL			8,576,777

SELF STORAGE	2.0%
Public Storage, 7.25%, Series I		261,400	6,775,488
Public Storage, 7.25%, Series K		271,000	6,980,960
			13,756,448

SHOPPING CENTER	5.0%
COMMUNITY CENTER	1.7%
Cedar Shopping Centers, 8.875%, Series A		32,000	850,880
Developers Diversified Realty Corp., 8.60%, Series F		100,000	2,543,000
Federal Realty Investment Trust, 8.50%, Series B		20,100	511,545
New Plan Excel Realty Trust, 7.80%, Series D		20,000	1,022,000
Regency Centers Corp., 7.25%, Series D		87,000	2,205,450
Urstadt Biddle Properties, 8.50%, Series C		16,000	1,720,000
Urstadt Biddle Properties, 7.50%, Series D		94,100	2,355,323
			11,208,198

		Number
		of Shares	Value

REGIONAL MALL	3.3%
CBL & Associates Properties, 7.75%, Series C		50,000	$1,295,000
CBL & Associates Properties, 7.375%, Series D		222,398	5,604,430
Glimcher Realty Trust, 8.75%, Series F		35,000	887,600
Mills Corp., 9.00%, Series B		44,000	941,600
Mills Corp., 9.00%, Series C		46,300	976,930
Mills Corp., 7.875%, Series G		205,300	3,984,873
Pennsylvania REIT, 11.00%, Series A		125,600	6,933,120
Simon Property Group, 8.375%, Series J		33,800	2,100,670
			22,724,223
TOTAL SHOPPING CENTER			33,932,421
TOTAL PREFERRED STOCK (Identified cost—$165,671,000)			178,455,118

		Principal
		Amount

CORPORATE BONDS	0.5%
HEALTH CARE	0.2%
Ventas Realty LP/Capital Corp., 6.75%, due 4/1/17		$1,500,000	1,516,875

INDUSTRIAL	0.3%
ING Industrial Fund CLS (Australia), 7.00%, due 4/2/07 (b)		AUD2,602,800	2,220,371
TOTAL CORPORATE BONDS (Identified cost—$3,696,935)			3,737,246

		Principal
		Amount	Value

COMMERCIAL PAPER	1.0%
New Center Asset Trust, 4.15%, due 10/2/06 (Identified cost—$6,476,253)		$6,477,000	$6,476,253

TOTAL INVESTMENTS (Identified cost—$656,746,585)	143.1%		970,410,649

OTHER ASSETS IN EXCESS OF LIABILITIES	0.4%		2,835,700

LIQUIDATION VALUE OF PREFERRED SHARES	(43.5)%		(295,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $26.28 per share based on 25,810,481 shares of common stock outstanding)	100.0%		$678,246,349

Glossary of Portfolio Abbreviation

AUD	Australia Dollar
CLS	Convertible Loan Securities
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.
(a)	Resale is restricted to qualified institutional investors. Holding equals 0.3% of net assets applicable to common shares.
(b)	Fair valued security. Aggregate holdings equal 0.3% of net assets applicable to common shares.

Item 2. Controls and Procedures

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)           During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ Jay J. Chen
	Name: Adam M. Derechin			Name: Jay J. Chen
	Title:	President and principal executive officer		Title:	Treasurer and principal financial officer

Date: November 28, 2006